Repurchase Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2012
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
ERROR in label resolution.	$ 640,000	$ 583,000
Pledged Assets Separately Reported, Securities Pledged for Repurchase Agreements, at Fair Value	569,000	622,000
Transfers Accounted for as Secured Borrowings, Associated Liabilities, Carrying Amount	509,795	554,242
Maturity Greater than 90 Days [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Transfers Accounted for as Secured Borrowings, Associated Liabilities, Carrying Amount	301,104	304,385
Maturity 30 to 90 Days [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Transfers Accounted for as Secured Borrowings, Associated Liabilities, Carrying Amount	0	0
Maturity Less than 30 Days [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Transfers Accounted for as Secured Borrowings, Associated Liabilities, Carrying Amount	0	2,239
Maturity Overnight [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Transfers Accounted for as Secured Borrowings, Associated Liabilities, Carrying Amount	$ 208,691	$ 247,618
Long-term Debt [Member]
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Transfers Accounted for as Secured Borrowings, Associated Liabilities, Carrying Amount			$ 300,000